Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31
	2013	2012
	$ in thousands
Components:
For manufacturing of systems	25,540	31,409
For servicing of systems	27,756	26,675

	53,296	58,084
Work in process	11,843	9,933
Finished products	28,799	25,837

	93,938	93,854